UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Guggenheim Capital, LLC
Address: 227 West Monroe
         Suite 4900
         Chicago, IL  60606

13F File Number:  28-12836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Antonow
Title:     Deputy General Counsel
Phone:     312-977-1869

Signature, Place, and Date of Signing:

     /s/ Christopher Antonow     Chicago, IL/USA     April 28, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $60,190 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     1012    17350 SH       DEFINED                 17350        0        0
ANHEUSER BUSCH COS INC         COM              035229103       52     1000 SH       DEFINED                  1000        0        0
APACHE CORP                    COM              037411105       97      900 SH       DEFINED                   900        0        0
APPLE INC                      COM              037833100      279     1407 SH       DEFINED                  1407        0        0
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     2498    44435 SH       DEFINED                 44435        0        0
BARRICK GOLD CORP              COM              067901108      189     4500 SH       DEFINED                  4500        0        0
CITIGROUP INC                  COM              172967101      159     5385 SH       DEFINED                  5385        0        0
DELL INC                       COM              24702R101       49     2000 SH       DEFINED                  2000        0        0
DIAMONDS TR                    UNIT SER 1       252787106      391     2950 SH       DEFINED                  2950        0        0
EXELON CORP                    COM              30161N101       32      400 SH       DEFINED                   400        0        0
EXTREME NETWORKS INC           COM              30226d106        2      465 SH       DEFINED                   465        0        0
GENERAL ELECTRIC CO            COM              369604103       51     1400 SH       DEFINED                  1400        0        0
HALLIBURTON CO                 COM              406216101       27      730 SH       DEFINED                   730        0        0
HARLEY DAVIDSON INC            COM              412822108       28      600 SH       DEFINED                   600        0        0
INDIA FD INC                   COM              454089103      311     5000 SH       DEFINED                  5000        0        0
ISHARES INC                    MSCI CDA INDEX   464286509      106     3300 SH       DEFINED                  3300        0        0
ISHARES INC                    MSCI EMU INDEX   464286608      601     5045 SH       DEFINED                  5045        0        0
ISHARES INC                    MSCI JAPAN       464286848     4633   348650 SH       DEFINED                348650        0        0
ISHARES INC                    MSCI PAC J IDX   464286665      154     1000 SH       DEFINED                  1000        0        0
ISHARES INC                    MSCI TAIWAN      464286731      375    25000 SH       DEFINED                 25000        0        0
ISHARES TR                     DJ US HEALTHCR   464287762       56      800 SH       DEFINED                   800        0        0
ISHARES TR                     LEHMAN AGG BND   464287226     2782    27500 SH       DEFINED                 27500        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      969     6450 SH       DEFINED                  6450        0        0
ISHARES TR                     S&P EURO PLUS    464287861     6843    59850 SH       DEFINED                 59850        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     1938    12500 SH       DEFINED                 12500        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106       56      300 SH       DEFINED                   300        0        0
PFIZER INC                     COM              717081103       26     1150 SH       DEFINED                  1150        0        0
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT   71712a206     1821    23000 SH       DEFINED                 23000        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     6299   199600 SH       DEFINED                199600        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575       96     4500 SH       DEFINED                  4500        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     5466   106725 SH       DEFINED                106725        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408     1791    54300 SH       DEFINED                 54300        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      103     1300 SH       DEFINED                  1300        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      523    18090 SH       DEFINED                 18090        0        0
SPDR SERIES TRUST              DJWS LGCAP GRW   78464A409      411     7000 SH       DEFINED                  7000        0        0
SPDR TR                        UNIT SER 1       78462F103     7639    52246 SH       DEFINED                 52246        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104    12000   145533 SH       DEFINED                145533        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108       29      850 SH       DEFINED                   850        0        0
TELECOM HLDRS TR               DEPOSITRY RCPT   87927P200       75     2000 SH       DEFINED                  2000        0        0
WISDOMTREE TRUST               LARGECAP DIVID   97717W307      221     3830 SH       DEFINED                  3830        0        0